UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony International Equity Fund

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.4%

	COMMON STOCKS – 98.4%

	Auto Components – 1.9%

5,086	Nokian Renkaat OYJ	$159,387

6,200	Nok Corporation	192,507
	Total Auto Components	351,894

	Automobiles – 3.9%

1,219	Daimler AG	110,949

10,631	Peugeot SA, (2)	218,609

2,213	Renault SA	230,482

2,504	Toyota Motor Corporation	167,834
	Total Automobiles	727,874

	Banks – 6.9%

36,725	Bank Hapoalim BM	197,835

54,315	Bank Leumi le-Israel B.M, (2)	229,698

8,296	Banco Itau Holdings Financeira, S.A	90,841

3,644	KBC Group NV	243,507

4,778	National Bank of Canada	179,491

7,969	Standard Chartered PLC	127,592

5,200	Sumitomo Mitsui Financial Group, Inc.	231,947
	Total Banks	1,300,911

	Biotechnology – 2.2%

1,550	Actelion Limited	226,793

5,917	Grifols SA., Class B Shares	183,549
	Total Biotechnology	410,342

	Building Products – 1.0%

30,000	Asahi Glass Company Limited	180,169

	Capital Markets – 1.2%

34,300	Nomura Securities Company	232,787

	Chemicals – 7.8%

21,000	Asahi Kasei Corporation	172,533

5,055	Evonik Industries AG	192,877

6,681	K+S AG	281,434

13,800	Kuraray Company Limited	168,800

3,232	Nitto Denko Corporation	265,669

29,000	Tosoh Corporation	180,324

4,408	Umicore	209,003
	Total Chemicals	1,470,640

Nuveen Investments	1

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Construction & Engineering – 1.7%

80,000	China Communications Construction Company Limited	$119,305

34,000	Taisei Corporation	195,302
	Total Construction & Engineering	314,607

	Construction Materials – 1.0%

14,553	James Hardie Industries PLC, (2)	194,475

	Containers & Packaging – 1.0%

11,988	BillerudKorsnas AB	188,428

	Diversified Financial Services – 1.0%

5,192	Investor AB, B Shares	193,467

	Diversified Telecommunication Services – 4.8%

39,078	BT Group PLC	276,429

5,839	Chunghwa Telecom Co., Ltd, Sponsored ADR	186,381

6,400	Nippon Telegraph and Telephone Corporation, ADR	231,845

41,803	Telstra Corporation Limited	198,034
	Total Diversified Telecommunication Services	892,689

	Electric Utilities – 3.1%

269,500	HK Electric Investments Limited	184,266

34,621	Iberdrola SA	233,204

8,336	Korea Electric Power Corporation, Sponsored ADR	169,721
	Total Electric Utilities	587,191

	Electrical Equipment – 1.2%

18,000	Mitsubishi Electric Corporation	232,676

	Electronic Equipment, Instruments & Components – 4.2%

400	Keyence Corporation	215,909

12,597	LG Display Company Limited, ADR	145,999

1,600	Murata Manufacturing Company, Limited	279,250

1,800	TDK Corporation	137,811
	Total Electronic Equipment, Instruments & Components	778,969

	Energy Equipment & Services – 0.8%

14,473	Saipem S.p.A	152,881

	Food & Staples Retailing – 1.9%

6,143	Koninklijke Ahold NV	115,055

5,007	Metro AG	157,860

3,423	Metro Inc.	91,865
	Total Food & Staples Retailing	364,780

	Food Products – 1.9%

2,162	Nestle SA	156,089

80,000	Wilmar International Limited	194,825
	Total Food Products	350,914

2	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 3.3%

4,793	Carnival Corporation	$244,682

30,546	Merlin Entertainment PLC	204,988

10,937	TUI AG	177,003
	Total Hotels, Restaurants & Leisure	626,673

	Household Durables – 2.3%

20,681	Barratt Developments PLC	199,682

6,071	Bellway PLC	226,266
	Total Household Durables	425,948

	Industrial Conglomerates – 1.0%

105,000	CITIC Limited	188,827

	Insurance – 5.3%

1,724	Allianz AG ORD Shares	268,503

7,100	MS+AD Insurance Group	221,206

6,910	NN Group NV	194,246

6,200	Sompo Japan Nipponkoa Holdings Inc.	227,538

378	Swiss Life Holding AG	86,561
	Total Insurance	998,054

	Internet & Catalog Retail – 0.9%

7,279	Vipshop Holdings Limited, (2)	161,958

	IT Services – 1.9%

2,544	Cap Gemini Group	225,107

2,800	NTT Data Corporation	122,401
	Total IT Services	347,508

	Life Sciences Tools & Services – 0.6%

889	Lonza AG	118,761

	Machinery – 3.6%

47,000	Kawasaki Heavy Industries Limited	219,283

9,000	Minebea Company Limited	148,621

761	Schindler Holding AG	124,452

176,300	Yangzijiang Shipbuilding Holdings Limited	185,221
	Total Machinery	677,577

	Media – 4.2%

12,759	Daily Mail and General Trust PLC	186,242

3,978	ProSiebenSat.1 Media AG	196,465

2,506	Publicis Groupe	185,286

9,974	WPP Group PLC	223,478
	Total Media	791,471

Nuveen Investments	3

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining – 2.7%

190,000	China Hongqiao Group Limited	$178,932

75,169	Evraz PLC, (2)	145,511

18,209	Newcrest Mining LTD	182,920
	Total Metals & Mining	507,363

	Oil, Gas & Consumable Fuels – 3.6%

113,000	CNOOC Limited	160,647

17,662	Petroleo Brasileiro, Sponsored ADR	159,841

10,557	Statoil ASA	188,642

5,938	Suncor Energy, Inc.	163,545
	Total Oil, Gas & Consumable Fuels	672,675

	Paper & Forest Products – 3.2%

8,595	Mondi PLC	185,152

19,637	Stora Enso Oyj, Class R Shares	202,394

12,125	UPM-Kymmene Corporation	214,523
	Total Paper & Forest Products	602,069

	Pharmaceuticals – 6.0%

1,397	Merck KGaA	139,204

1,498	Novartis AG,	147,645

313	Roche Holdings AG,	87,712

3,405	Sanofi-Synthelabo, SA	334,965

6,000	Shionogi & Company Limited	232,627

861	Valeant Pharmaceuticals International, (2)	190,999
	Total Pharmaceuticals	1,133,152

	Professional Services – 1.3%

12,199	Capital PLC	237,296

	Real Estate Management & Development – 2.2%

54,000	Kerry Properties Limited	211,777

9,500	Nomura Real Estate Holdings, Inc.	199,493
	Total Real Estate Management & Development	411,270

	Road & Rail – 0.7%

1,900	West Japan Railway Company	121,637

	Software – 1.7%

2,285	Check Point Software Technology Limited, (2)	181,772

11,167	Playtech PLC	143,615
	Total Software	325,387

	Technology, Hardware, Storage & Peripherals – 1.1%

5,700	Fuji Photo Film Co., Ltd.	203,693

4	Nuveen Investments

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 2.4%

3,281	Luxottica Group SpA			$218,189

12,240	Moncler S.p.A			226,793
	Total Textiles, Apparel & Luxury Goods			444,982

	Tobacco – 1.3%

5,155	Imperial Tobacco Group			248,421

	Trading Companies & Distributors – 1.1%

16,100	Itochu Corporation			212,720

	Transportation Infrastructure – 0.5%

131	Flughafen Zuerich AG			101,373
	Total Long-Term Investments (cost $17,631,953)			18,484,509

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.1%

	REPURCHASE AGREEMENTS – 1.1%

$198	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15, repurchase price $197,790, collateralized by $210,000 U.S. Treasury Notes, 1.500%, due 1/31/22, value $204,488	0.000%	7/01/15	$197,790
	Total Short-Term Investments (cost $197,790)			197,790
	Total Investments (cost $17,829,743) – 99.5%			18,682,299
	Other Assets Less Liabilities – 0.5%			96,359
	Net Assets – 100%			$18,778,658

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$18,484,509	$—	$—	$18,484,509
Short-Term Investments:
Repurchase Agreements	—	197,790	—	197,790
Total	$18,484,509	$197,790	$—	$18,682,299

Nuveen Investments	5

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $17,833,231.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$1,457,975
Depreciation	(608,907)
Net unrealized appreciation (depreciation) of investments	$849,068

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

6	Nuveen Investments

Nuveen Symphony Large-Cap Growth Fund

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.2%

	COMMON STOCKS – 99.2%

	Aerospace & Defense – 3.8%

22,633	BE Aerospace Inc.	$1,242,552

14,569	Boeing Company	2,021,012

25,344	Honeywell International Inc.	2,584,328

6,280	Lockheed Martin Corporation	1,167,452
	Total Aerospace & Defense	7,015,344

	Air Freight & Logistics – 1.1%

11,725	FedEx Corporation	1,997,940

	Airlines – 1.1%

34,116	Southwest Airlines Co.	1,128,898

16,482	United Continental Holdings Inc., (2)	873,711
	Total Airlines	2,002,609

	Apparel, Accessories & Luxury Goods – 0.3%

5,200	Carter’s Inc.	552,760

	Auto Components – 0.4%

8,430	Delphi Automotive PLC	717,309

	Beverages – 3.2%

52,251	Coca-Cola Company	2,049,807

13,154	Constellation Brands, Inc., Class A	1,526,127

25,419	PepsiCo, Inc.	2,372,610
	Total Beverages	5,948,544

	Biotechnology – 6.4%

19,092	Amgen Inc.	2,931,004

4,642	Biogen Inc., (2)	1,875,090

3,460	BioMarin Pharmaceutical Inc., (2)	473,259

11,977	Celgene Corporation, (2)	1,386,158

31,132	Gilead Sciences, Inc.	3,644,935

1,429	Regeneron Pharmaceuticals, Inc., (2)	728,976

5,836	Vertex Pharmaceuticals Inc., (2)	720,629
	Total Biotechnology	11,760,051

	Capital Markets – 1.3%

36,148	Charles Schwab Corporation	1,180,232

23,289	SEI Investments Company	1,141,860
	Total Capital Markets	2,322,092

Nuveen Investments	7

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 3.1%

4,955	International Flavors & Fragrances Inc.	$541,532

15,195	LyondellBasell Industries NV	1,572,986

6,980	Monsanto Company	743,998

1,481	NewMarket Corporation	657,401

13,676	PPG Industries, Inc.	1,568,911

5,699	Praxair, Inc.	681,315
	Total Chemicals	5,766,143

	Communications Equipment – 1.3%

8,954	F5 Networks, Inc., (2)	1,077,614

3,179	Palo Alto Networks, Incorporated, (2)	555,371

11,467	QUALCOMM, Inc.	718,178
	Total Communications Equipment	2,351,163

	Construction Materials – 0.6%

8,090	Martin Marietta Materials	1,144,816

	Consumer Finance – 1.0%

24,047	American Express Company	1,868,933

	Diversified Financial Services – 0.5%

21,125	Voya Financial Inc.	981,679

	Diversified Telecommunication Services – 1.5%

46,469	Verizon Communications Inc.	2,165,920

20,183	Zayo Group Holdings, Inc., (2)	519,107
	Total Diversified Telecommunication Services	2,685,027

	Electrical Equipment – 0.6%

20,648	Ametek Inc.	1,131,097

	Energy Equipment & Services – 0.4%

8,639	Schlumberger Limited	744,595

	Food & Staples Retailing – 3.7%

16,194	Costco Wholesale Corporation	2,187,162

24,936	Kroger Co.	1,808,109

32,700	Walgreens Boots Alliance Inc.	2,761,188
	Total Food & Staples Retailing	6,756,459

	Food Products – 1.3%

12,071	Hershey Foods Corporation	1,072,267

14,402	Mead Johnson Nutrition Company, Class A Shares	1,299,348
	Total Food Products	2,371,615

	Health Care Equipment & Supplies – 0.8%

20,627	Baxter International, Inc.	1,442,446

8	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 3.9%

12,515	Express Scripts, Holding Company, (2)	$1,113,084

14,240	HCA Holdings Inc., (2)	1,291,853

11,256	McKesson HBOC Inc.	2,530,461

17,590	UnitedHealth Group Incorporated	2,145,980
	Total Health Care Providers & Services	7,081,378

	Hotels, Restaurants & Leisure – 3.4%

24,512	Brinker International Inc.	1,413,117

15,637	McDonald’s Corporation	1,486,610

29,741	Starbucks Corporation	1,594,564

21,594	Wyndham Worldwide Corporation	1,768,765
	Total Hotels, Restaurants & Leisure	6,263,056

	Household Products – 0.3%

5,153	Kimberly-Clark Corporation	546,063

	Industrial Conglomerates – 1.6%

16,582	Carlisle Companies Inc.	1,660,190

15,688	Danaher Corporation	1,342,736
	Total Industrial Conglomerates	3,002,926

	Insurance – 0.5%

18,634	Arthur J. Gallagher & Co.	881,388

	Internet & Catalog Retail – 2.8%

8,248	Amazon.com, Inc., (2)	3,580,374

868	NetFlix.com Inc., (2)	570,224

825	priceline.com Incorporated, (2)	949,880
	Total Internet & Catalog Retail	5,100,478

	Internet Software & Services – 7.7%

16,531	Akamai Technologies, Inc., (2)	1,154,194

13,140	eBay Inc., (2)	791,554

4,914	Equinix Inc.	1,248,156

48,919	Facebook Inc., Class A Shares, (2)	4,195,538

11,693	Google Inc., Class A, (2)	6,314,688

2,390	LinkedIn Corporation, Class A Shares, (2)	493,846
	Total Internet Software & Services	14,197,976

	IT Services – 4.5%

17,334	Amdocs Limited	946,263

19,765	Cognizant Technology Solutions Corporation, Class A, (2)	1,207,444

27,970	MasterCard, Inc.	2,614,636

24,653	Total System Services Inc.	1,029,756

36,254	Visa Inc.	2,434,456
	Total IT Services	8,232,555

Nuveen Investments	9

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Life Sciences Tools & Services – 0.5%

40,520	Bruker Biosciences Corporation, (2)	$827,013

	Machinery – 1.3%

8,924	WABCO Holdings Inc.	1,104,077

14,065	Wabtec Corporation	1,325,486
	Total Machinery	2,429,563

	Media – 5.3%

60,479	Comcast Corporation, Class A	3,637,207

23,022	Twenty First Century Fox Inc., Class A Shares	749,251

6,509	Viacom Inc., Class B	420,742

43,332	Walt Disney Company	4,945,914
	Total Media	9,753,114

	Metals & Mining – 0.5%

11,109	Compass Minerals International, Inc.	912,493

	Multiline Retail – 0.9%

20,084	Dollar Tree Stores Inc., (2)	1,586,435

	Oil, Gas & Consumable Fuels – 0.8%

7,469	EOG Resources, Inc.	653,911

12,864	Williams Companies, Inc.	738,265
	Total Oil, Gas & Consumable Fuels	1,392,176

	Pharmaceuticals – 6.2%

51,463	AbbVie Inc.	3,457,799

9,078	Allergan PLC, (2)	2,754,810

26,034	Bristol-Myers Squibb Company	1,732,302

8,830	Eli Lilly and Company	737,217

14,297	Mylan NV, (2)	970,194

53,261	Pfizer Inc.	1,785,841
	Total Pharmaceuticals	11,438,163

	Real Estate Investment Trust – 1.2%

46,735	Paramount Group Inc.	801,973

8,028	Simon Property Group, Inc.	1,389,005
	Total Real Estate Investment Trust	2,190,978

	Real Estate Management & Development – 0.8%

38,610	CBRE Group Inc., (2)	1,428,570

	Road & Rail – 1.9%

8,510	J.B. Hunt Transports Services Inc.	698,586

28,033	Union Pacific Corporation	2,673,507
	Total Road & Rail	3,372,093

10	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment – 2.6%

18,695	Avago Technologies Limited			$2,485,126

26,543	Broadcom Corporation, Class A			1,366,699

18,650	Mellanox Technologies, Limited, (2)			906,204
	Total Semiconductors & Semiconductor Equipment			4,758,029

	Software – 5.8%

9,495	Adobe Systems Incorporated, (2)			769,190

84,168	Microsoft Corporation			3,716,017

84,641	Oracle Corporation			3,411,032

32,661	Parametric Technology Corporation, (2)			1,339,754

21,214	Salesforce.com, Inc., (2)			1,477,131
	Total Software			10,713,124

	Specialty Retail – 5.9%

39,518	Home Depot, Inc.			4,391,635

10,590	O’Reilly Automotive Inc., (2)			2,393,128

13,511	Restoration Hardware Holdings Incorporated, (2)			1,319,079

38,338	Ross Stores, Inc.			1,863,610

13,900	TJX Companies, Inc.			919,763
	Total Specialty Retail			10,887,215

	Technology, Hardware, Storage & Peripherals – 6.8%

99,071	Apple, Inc.			12,425,980

	Textiles, Apparel & Luxury Goods – 1.3%

22,669	Nike, Inc., Class B			2,448,705

	Tobacco – 0.3%

7,826	Philip Morris International			627,410
	Total Long-Term Investments (cost $141,213,777)			182,057,503

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.0%

	REPURCHASE AGREEMENTS – 1.0%

$1,868	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15, repurchase price $1,868,466, collateralized by $1,940,000 U.S. Treasury Notes, 1.750%, due 4/30/22, value $1,906,050	0.000%	7/01/15	$1,868,466
	Total Short-Term Investments (cost $1,868,466)			1,868,466
	Total Investments (cost $143,082,243) – 100.2%			183,925,969
	Other Assets Less Liabilities – (0.2)%			(437,646)
	Net Assets – 100%			$183,488,323

Nuveen Investments	11

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$182,057,503	$—	$—	$182,057,503
Short-Term Investments:
Repurchase Agreements	—	1,868,466	—	1,868,466
Total	$182,057,503	$1,868,466	$—	$183,925,969

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $144,041,360.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$42,153,837
Depreciation	(2,269,228)
Net unrealized appreciation (depreciation) of investments	$39,884,609

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

12	Nuveen Investments

Nuveen Symphony Low Volatility Equity Fund

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.5%

	COMMON STOCKS – 98.5%

	Aerospace & Defense – 5.1%

5,448	Boeing Company	$755,747

5,355	General Dynamics Corporation	758,750

7,828	Honeywell International Inc.	798,221

3,974	TransDigm Group Inc., (2)	892,839

7,181	United Technologies Corporation	796,588
	Total Aerospace & Defense	4,002,145

	Air Freight & Logistics – 1.1%

9,007	United Parcel Service, Inc., Class B	872,868

	Banks – 6.2%

20,611	East West Bancorp Inc.	923,785

5,120	M&T Bank Corporation	639,642

8,295	Pacwest Bancorp.	387,874

7,663	SVB Financial Group, (2)	1,103,319

32,326	Wells Fargo & Company	1,818,014
	Total Banks	4,872,634

	Biotechnology – 2.3%

5,708	Amgen Inc.	876,292

867	Biogen Inc., (2)	350,216

5,045	Gilead Sciences, Inc.	590,669
	Total Biotechnology	1,817,177

	Capital Markets – 1.8%

16,089	Interactive Brokers Group, Inc.	668,659

14,433	SEI Investments Company	707,650
	Total Capital Markets	1,376,309

	Chemicals – 1.6%

8,125	LyondellBasell Industries NV	841,100

3,335	PPG Industries, Inc.	382,591
	Total Chemicals	1,223,691

	Commercial Services & Supplies – 1.9%

9,638	Cintas Corporation	815,278

14,516	Waste Management, Inc.	672,817
	Total Commercial Services & Supplies	1,488,095

	Communications Equipment – 0.4%

5,129	QUALCOMM, Inc.	321,229

Nuveen Investments	13

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Consumer Finance – 1.7%

9,773	American Express Company	$759,558

9,990	Discover Financial Services	575,624
	Total Consumer Finance	1,335,182

	Diversified Financial Services – 1.2%

20,088	Voya Financial Inc.	933,489

	Electric Utilities – 1.3%

8,931	Pinnacle West Capital Corporation	508,085

12,033	Southern Company	504,183
	Total Electric Utilities	1,012,268

	Food & Staples Retailing – 3.3%

5,091	Costco Wholesale Corporation	687,590

13,876	Kroger Co.	1,006,149

10,995	Walgreens Boots Alliance Inc.	928,418
	Total Food & Staples Retailing	2,622,157

	Food Products – 2.8%

7,357	JM Smucker Company	797,572

10,059	Kraft Foods Inc.	856,423

5,739	Mead Johnson Nutrition Company, Class A Shares	517,773
	Total Food Products	2,171,768

	Health Care Equipment & Supplies – 3.4%

12,562	Baxter International, Inc.	878,461

14,372	Medtronic, PLC	1,064,965

5,463	Teleflex Inc.	739,963
	Total Health Care Equipment & Supplies	2,683,389

	Health Care Providers & Services – 3.2%

7,335	AmerisourceBergen Corporation	780,004

7,824	HCA Holdings Inc., (2)	709,793

4,498	McKesson HBOC Inc.	1,011,195
	Total Health Care Providers & Services	2,500,992

	Hotels, Restaurants & Leisure – 1.3%

3,061	McDonald’s Corporation	291,009

8,873	Starwood Hotels & Resorts Worldwide, Inc.	719,512
	Total Hotels, Restaurants & Leisure	1,010,521

	Household Products – 2.2%

8,779	Kimberly-Clark Corporation	930,311

10,520	Procter & Gamble Company	823,085
	Total Household Products	1,753,396

14	Nuveen Investments

Shares	Description (1)	Value

	Industrial Conglomerates – 2.8%

6,235	Carlisle Companies Inc.	$624,248

9,572	Danaher Corporation	819,267

29,681	General Electric Company	788,624
	Total Industrial Conglomerates	2,232,139

	Insurance – 3.7%

19,000	Arthur J. Gallagher & Co.	898,700

26,852	FNF Group	993,255

12,799	Hartford Financial Services Group, Inc.	532,054

4,888	RenaisasnceRE Holdings, Limited	496,181
	Total Insurance	2,920,190

	Internet & Catalog Retail – 0.9%

579	priceline.com Incorporated, (2)	666,643

	Internet Software & Services – 3.5%

9,827	eBay Inc., (2)	591,979

2,262	Equinix Inc.	574,548

2,870	Google Inc., Class A, (2)	1,549,915
	Total Internet Software & Services	2,716,442

	IT Services – 4.6%

18,783	Blackhawk Network Holdings Inc., (2)	773,860

10,241	MasterCard, Inc.	957,329

17,383	Total System Services Inc.	726,088

16,878	Vantiv Inc., (2)	644,571

7,837	Visa Inc.	526,255
	Total IT Services	3,628,103

	Machinery – 0.5%

5,222	Ingersoll Rand Company Limited, Class A	352,067

	Media – 3.3%

13,166	Liberty Global PLC Class C, (2)	666,595

9,143	Madison Square Garden Inc., (2)	763,349

5,978	Viacom Inc., Class B	386,418

7,002	Walt Disney Company	799,208
	Total Media	2,615,570

	Metals & Mining – 0.6%

5,644	Compass Minerals International, Inc.	463,598

	Multiline Retail – 0.9%

9,251	Dollar Tree Stores Inc., (2)	730,737

	Multi-Utilities – 2.1%

7,813	Dominion Resources, Inc.	522,455

Nuveen Investments	15

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities (continued)

6,782	Sempra Energy	$671,011

10,456	WEC Energy Group, Inc.	470,206
	Total Multi-Utilities	1,663,672

	Oil, Gas & Consumable Fuels – 3.6%

3,373	Chevron Corporation	325,393

10,243	EOG Resources, Inc.	896,775

9,206	Exxon Mobil Corporation	765,939

13,194	NuStar Group Holdings LLC	502,164

4,684	SemGroup Corporation, A Shares	372,284
	Total Oil, Gas & Consumable Fuels	2,862,555

	Pharmaceuticals – 9.5%

13,697	AbbVie Inc.	920,301

5,109	Allergan PLC, (2)	1,550,377

6,542	Johnson & Johnson	637,583

15,744	Merck & Company Inc.	896,306

7,712	Mylan NV, (2)	523,336

57,128	Pfizer Inc.	1,915,502

6,867	Teva Pharmaceutical Industries Limited, Sponsored ADR	405,840

2,751	Valeant Pharmaceuticals International	611,135
	Total Pharmaceuticals	7,460,380

	Real Estate Investment Trust – 3.0%

2,648	Essex Property Trust Inc.	562,700

8,792	Extra Space Storage Inc.	573,414

3,297	Simon Property Group, Inc.	570,447

10,552	Sun Communities Inc.	652,430
	Total Real Estate Investment Trust	2,358,991

	Real Estate Management & Development – 1.2%

24,367	CBRE Group Inc., (2)	901,579

	Road & Rail – 1.1%

8,806	Union Pacific Corporation	839,828

	Semiconductors & Semiconductor Equipment – 3.2%

9,185	Avago Technologies Limited	1,220,962

30,904	Intel Corporation	939,945

7,710	Linear Technology Corporation	341,013
	Total Semiconductors & Semiconductor Equipment	2,501,920

	Software – 2.5%

23,739	Microsoft Corporation	1,048,077

23,341	Oracle Corporation	940,642
	Total Software	1,988,719

16	Nuveen Investments

Shares	Description (1)			Value

	Specialty Retail – 4.6%

1,012	AutoZone, Inc., (2)			$674,903

9,632	Home Depot, Inc.			1,070,404

4,382	O’Reilly Automotive Inc., (2)			990,244

13,727	TJX Companies, Inc.			908,316
	Total Specialty Retail			3,643,867

	Technology, Hardware, Storage & Peripherals – 3.7%

18,950	Apple, Inc.			2,376,804

19,236	EMC Corporation			507,638
	Total Technology, Hardware, Storage & Peripherals			2,884,442

	Textiles, Apparel & Luxury Goods – 1.1%

7,899	Carter’s Inc.			839,664

	Tobacco – 1.3%

20,765	Altria Group, Inc.			1,015,616
	Total Long-Term Investments (cost $64,912,187)			77,284,032

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.4%

	REPURCHASE AGREEMENTS – 1.4%

$1,095	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15, repurchase price $1,094,809, collateralized by $1,140,000 U.S. Treasury Notes, 1.750%, due 4/30/22, value $1,120,050	0.000%	7/01/15	$1,094,809
	Total Short-Term Investments (cost $1,094,809)			1,094,809
	Total Investments (cost $66,006,996) – 99.9%			78,378,841
	Other Assets Less Liabilities – 0.1%			117,119
	Net Assets – 100%			$78,495,960

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	17

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$77,284,032	$—	$—	$77,284,032
Short-Term Investments:
Repurchase Agreements	—	1,094,809	—	1,094,809
Total	$77,284,032	$1,094,809	$—	$78,378,841

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $66,040,014.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$12,894,514
Depreciation	(555,687)
Net unrealized appreciation (depreciation) of investments	$12,338,827

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

18	Nuveen Investments

Nuveen Symphony Mid-Cap Core Fund

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.4%

	COMMON STOCKS – 99.4%

	Aerospace & Defense – 1.9%

6,301	BE Aerospace Inc.	$345,925

2,257	TransDigm Group Inc., (2)	507,080
	Total Aerospace & Defense	853,005

	Airlines – 0.8%

4,851	Southwest Airlines Co.	160,520

3,808	United Continental Holdings Inc., (2)	201,862
	Total Airlines	362,382

	Apparel, Accessories & Luxury Goods – 0.1%

1,390	Michael Kors Holdings Limited, (2)	58,505

	Auto Components – 1.0%

4,037	Lear Corporation	453,194

	Banks – 3.0%

44,324	KeyCorp.	665,747

4,568	Signature Bank, (2)	668,710
	Total Banks	1,334,457

	Beverages – 1.3%

3,065	Constellation Brands, Inc., Class A	355,601

1,428	Monster Beverage Corporation, (2)	191,381
	Total Beverages	546,982

	Biotechnology – 1.8%

2,436	BioMarin Pharmaceutical Inc., (2)	333,196

1,768	Incyte Pharmaceuticals Inc., (2)	184,243

2,274	Vertex Pharmaceuticals Inc., (2)	280,794
	Total Biotechnology	798,233

	Building Products – 1.2%

19,623	Masco Corporation	523,345

	Capital Markets – 5.3%

2,399	Affiliated Managers Group Inc., (2)	524,421

20,051	E*Trade Group Inc., (2)	600,527

17,054	Invesco LTD	639,354

11,738	SEI Investments Company	575,514
	Total Capital Markets	2,339,816

	Chemicals – 1.7%

1,450	Sherwin-Williams Company	398,779

Nuveen Investments	19

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Chemicals (continued)

5,009	Westlake Chemical Corporation	$343,567
	Total Chemicals	742,346

	Commercial Services & Supplies – 0.8%

8,895	KAR Auction Services Inc.	332,673

	Communications Equipment – 1.4%

4,938	F5 Networks, Inc., (2)	594,288

	Diversified Financial Services – 1.7%

1,722	McGraw-Hill Companies, Inc.	172,975

1,373	Moody’s Corporation	148,229

9,281	Voya Financial Inc.	431,288
	Total Diversified Financial Services	752,492

	Diversified Telecommunication Services – 0.7%

5,937	Level 3 Communications Inc., (2)	312,702

	Electric Utilities – 2.4%

7,724	Pinnacle West Capital Corporation	439,418

20,079	PPL Corporation	591,728
	Total Electric Utilities	1,031,146

	Electronic Components – 1.4%

10,917	Amphenol Corporation, Class A	632,858

	Energy Equipment & Services – 0.8%

4,710	Helmerich & Payne Inc.	331,678

	Food & Staples Retailing – 2.0%

48,186	Rite Aid Corporation, (2)	402,353

57,108	SUPERVALU INC.	462,004
	Total Food & Staples Retailing	864,357

	Food Products – 2.1%

1,496	Mead Johnson Nutrition Company, Class A Shares	134,969

10,057	Tyson Foods, Inc., Class A	428,730

7,325	WhiteWave Foods Company, (2)	358,046
	Total Food Products	921,745

	Health Care Equipment & Supplies – 3.2%

318	Intuitive Surgical, Inc., (2)	154,071

3,591	Sirona Dental Systems, Inc., (2)	360,608

3,810	Teleflex Inc.	516,065

3,362	Zimmer Holdings, Inc.	367,231
	Total Health Care Equipment & Supplies	1,397,975

20	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 4.1%

5,312	AmerisourceBergen Corporation	$564,878

2,266	CIGNA Corporation	367,092

7,283	HCA Holdings Inc., (2)	660,714

1,133	Humana Inc.	216,720
	Total Health Care Providers & Services	1,809,404

	Hotels, Restaurants & Leisure – 5.2%

19,306	ClubCorp Holdings Inc.	461,027

13,869	Dave & Buster’s Entertainment Inc., (2)	500,532

3,107	Marriott International, Inc., Class A	231,130

15,462	Papa Murphy’s Holdings Inc., (2)	320,373

5,223	Royal Caribbean Cruises Limited	410,998

4,216	Wyndham Worldwide Corporation	345,333
	Total Hotels, Restaurants & Leisure	2,269,393

	Household Products – 0.2%

951	Clorox Company	98,923

	Industrial Conglomerates – 2.6%

7,545	Carlisle Companies Inc.	755,405

4,487	Danaher Corporation	384,042
	Total Industrial Conglomerates	1,139,447

	Insurance – 5.0%

1,871	AON PLC	186,501

10,198	Arthur J. Gallagher & Co.	482,365

15,820	Hartford Financial Services Group, Inc.	657,637

8,250	WR Berkley Corporation	428,423

11,401	XL Capital Ltd, Class A	424,117
	Total Insurance	2,179,043

	Internet & Catalog Retail – 1.4%

3,241	Expedia, Inc.	354,403

408	NetFlix.com Inc., (2)	268,032
	Total Internet & Catalog Retail	622,435

	Internet Software & Services – 1.8%

5,485	Facebook Inc., Class A Shares, (2)	470,421

788	LinkedIn Corporation, Class A Shares, (2)	162,824

3,918	Twitter Inc., (2)	141,910
	Total Internet Software & Services	775,155

	IT Services – 3.1%

2,097	Alliance Data Systems Corporation, (2)	612,198

5,620	Fidelity National Information Services	347,316

Nuveen Investments	21

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	IT Services (continued)

10,955	Vantiv Inc., (2)	$418,371
	Total IT Services	1,377,885

	Life Sciences Tools & Services – 0.4%

4,434	Agilent Technologies, Inc.	171,064

	Machinery – 4.1%

6,572	Ingersoll Rand Company Limited, Class A	443,084

4,275	Stanley Black & Decker Inc.	449,901

4,073	WABCO Holdings Inc.	503,912

4,396	Wabtec Corporation	414,279
	Total Machinery	1,811,176

	Media – 0.5%

496	Charter Communications, Inc., Class A, (2)	84,940

1,677	Dish Network Corporation, Class A, (2)	113,550
	Total Media	198,490

	Metals & Mining – 1.7%

3,471	Compass Minerals International, Inc.	285,108

4,582	Nucor Corporation	201,929

4,405	Reliance Steel & Aluminum Company	266,414
	Total Metals & Mining	753,451

	Multiline Retail – 3.4%

13,241	Burlington Store Inc., (2)	677,939

6,652	Dollar Tree Stores Inc., (2)	525,442

4,480	Macy’s, Inc.	302,266
	Total Multiline Retail	1,505,647

	Multi-Utilities – 2.0%

9,201	Ameren Corporation	346,694

7,379	DTE Energy Company	550,769
	Total Multi-Utilities	897,463

	Oil, Gas & Consumable Fuels – 4.2%

3,289	Cheniere Energy Inc., (2)	227,796

42,796	Cobalt International Energy, Inc., (2)	415,549

32,340	DHT Maritime Inc.	251,282

8,660	Newfield Exploration Company, (2)	312,799

5,121	Noble Energy, Inc.	218,564

8,174	Range Resources Corporation	403,632
	Total Oil, Gas & Consumable Fuels	1,829,622

	Pharmaceuticals – 2.8%

2,294	Allergan PLC, (2)	696,137

22	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

5,497	Mylan NV, (2)	$373,026

951	Perrigo Company	175,773
	Total Pharmaceuticals	1,244,936

	Real Estate Investment Trust – 7.6%

4,396	Crown Castle International Corporation	352,999

5,711	Health Care REIT, Inc.	374,813

13,417	Healthcare Trust of America Inc., Class A	321,337

5,848	Home Properties New York, Inc.	427,196

18,040	Host Hotels & Resorts Inc.	357,733

7,739	Prologis Inc.	287,117

12,311	UDR Inc.	394,321

6,584	Ventas Inc.	408,801

13,733	Weyerhaeuser Company	432,590
	Total Real Estate Investment Trust	3,356,907

	Semiconductors & Semiconductor Equipment – 2.7%

2,350	Analog Devices, Inc.	150,835

11,422	Applied Materials, Inc.	219,531

5,967	Avago Technologies Limited	793,193
	Total Semiconductors & Semiconductor Equipment	1,163,559

	Software – 2.7%

3,608	Electronic Arts Inc., (2)	239,932

3,219	Intuit, Inc.	324,379

15,038	Parametric Technology Corporation, (2)	616,859
	Total Software	1,181,170

	Specialty Retail – 7.5%

4,661	AutoNation Inc., (2)	293,550

285	AutoZone, Inc., (2)	190,067

1,552	CarMax, Inc., (2)	102,758

4,275	Lithia Motors Inc.	483,759

1,905	O’Reilly Automotive Inc., (2)	430,492

8,080	Restoration Hardware Holdings Incorporated, (2)	788,850

7,108	Ross Stores, Inc.	345,520

5,144	Signet Jewelers Limited	659,667
	Total Specialty Retail	3,294,663

	Technology, Hardware, Storage & Peripherals – 0.6%

3,628	Western Digital Corporation	284,508

	Thrifts & Mortgage Finance – 0.8%

18,363	PennyMac Financial Services Inc., (2)	332,738

Nuveen Investments	23

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)			Value

	Wireless Telecommunication Services – 0.4%

1,360	SBA Communications Corporation, (2)			$156,359
	Total Long-Term Investments (cost $37,580,895)			43,637,617

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.7%

	REPURCHASE AGREEMENTS – 0.7%

$318	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15, repurchase price $317,869, collateralized by $335,000 U.S. Treasury Notes, 1.750%, due 4/30/22, value $329,138	0.000%	7/01/15	$317,869
	Total Short-Term Investments (cost $317,869)			317,869
	Total Investments (cost $37,898,764) – 100.1%			43,955,486
	Other Assets Less Liabilities – (0.1)%			(60,251)
	Net Assets – 100%			$43,895,235

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$43,637,617	$—	$—	$43,637,617
Short-Term Investments:
Repurchase Agreements	—	317,869	—	317,869
Total	$43,637,617	$317,869	$—	$43,955,486

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $38,047,753.

24	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$6,807,048
Depreciation	(899,315)
Net unrealized appreciation (depreciation) of investments	$5,907,733

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

Nuveen Investments	25

Nuveen Symphony Small Cap Core Fund

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.6%

	COMMON STOCKS – 97.6%

	Aerospace & Defense – 1.0%

745	Aerojet Rocketdyne Holdings Inc., (2)	$15,354

	Air Freight & Logistics – 2.1%

269	Park Ohio Holdings Corporation	13,036

427	XPO Logistics, Incorporated, (2)	19,292
	Total Air Freight & Logistics	32,328

	Airlines – 1.0%

781	JetBlue Airways Corporation, (2)	16,214

	Auto Components – 0.5%

369	Remy International Inc.	8,159

	Automobiles – 0.6%

370	Winnebago Industries Inc.	8,728

	Banks – 8.7%

445	Banco Latinoamericano de Exportaciones S.A	14,320

376	Banner Corporation	18,022

631	FCB Financial Holdings, Inc., Class A Shares, (2)	20,066

336	Pacwest Bancorp.	15,711

615	Privatebancorp, Inc.	24,489

433	Trico Bancshares	10,414

342	Western Alliance Bancorporation	11,546

384	Wintrust Financial Corporation	20,498
	Total Banks	135,066

	Biotechnology – 2.9%

1,207	Catalyst Pharmaceutical Partners, Inc., (2)	4,985

479	Emergent BioSolutions, Inc., (2)	15,783

192	Enanta Pharmaceuticals Inc., (2)	8,638

161	ISIS Pharmaceuticals, Inc., (2)	9,265

737	Progenics Pharmaceuticals, Inc., (2)	5,498
	Total Biotechnology	44,169

	Building Products – 1.3%

285	Caesarstone Sdot-Yam Limited, (2)	19,534

	Capital Markets – 2.5%

902	American Capital Limited, (2)	12,222

938	KCG Holdings Inc., Class A Shares, (2)	11,565

26	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets (continued)

798	NorthStar Asset Management Group Inc.	$14,755
	Total Capital Markets	38,542

	Chemicals – 2.1%

660	Axalta Coating Systems Limited, (2)	21,833

182	Methanex Corporation	10,130
	Total Chemicals	31,963

	Commercial Services & Supplies – 1.8%

1,250	Casella Waste Systems, Inc., (2)	7,012

298	G&K Services, Inc.	20,604
	Total Commercial Services & Supplies	27,616

	Communications Equipment – 0.9%

603	Radware, Limited, (2)	13,387

	Containers & Packaging – 0.9%

445	Berry Plastics Corporation, (2)	14,418

	Diversified Financial Services – 1.1%

1,110	FNFV Group, (2)	17,072

	Electric Utilities – 0.9%

405	Unitil Corp.	13,373

	Electronic Equipment, Instruments & Components – 3.4%

761	Newport Corporation, (2)	14,429

186	SYNNEX Corporation	13,613

573	Vishay Precision Group Inc., (2)	8,629

141	Zebra Technologies Corporation, Class A, (2)	15,658
	Total Electronic Equipment, Instruments & Components	52,329

	Food & Staples Retailing – 2.8%

154	Casey’s General Stores, Inc.	14,744

1,916	Rite Aid Corporation, (2)	15,999

1,486	SUPERVALU INC.	12,022
	Total Food & Staples Retailing	42,765

	Gas Utilities – 0.5%

149	Laclede Group Inc.	7,757

	Health Care Equipment & Supplies – 3.8%

152	DexCom, Inc., (2)	12,157

314	Insulet Corporation, (2)	9,729

406	Merit Medical Systems, Inc., (2)	8,745

144	Teleflex Inc.	19,505

322	Wright Medical Group, Inc., (2)	8,456
	Total Health Care Equipment & Supplies	58,592

Nuveen Investments	27

Nuveen Symphony Small Cap Core Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services – 5.1%

332	AMN Healthcare Services Inc., (2)	$10,488

823	Kindred Healthcare Inc.	16,699

138	Lifepoint Hospitals Inc., (2)	11,999

269	Pharmerica Corporation, (2)	8,958

286	Team Health Holdings Inc., (2)	18,684

1,129	Universal American Corporation, (2)	11,425
	Total Health Care Providers & Services	78,253

	Health Care Technology – 0.5%

380	MedAssets Inc., (2)	8,383

	Hotels, Restaurants & Leisure – 6.6%

205	BJ’s Restaurants, Inc., (2)	9,932

347	Dave & Buster’s Entertainment Inc., (2)	12,523

794	La Quinta Holdings Inc., (2)	18,143

292	Marriott Vacations World	26,791

1,033	Penn National Gaming, Inc., (2)	18,955

532	Sonic Corporation	15,322
	Total Hotels, Restaurants & Leisure	101,666

	Insurance – 3.7%

368	Argo Group International Holdings Inc.	20,498

874	Fidelity & Guaranty Life	20,653

346	Primerica Inc.	15,809
	Total Insurance	56,960

	IT Services – 6.2%

606	Black Knight Financial Services, Inc., Class A Shares, (2)	18,707

543	Blackhawk Network Holdings Inc., (2)	22,372

351	CSG Systems International Inc.	11,113

684	Evertec Inc.	14,528

1,080	Net 1 Ueps Technologies, Inc., (2)	19,742

291	VeriFone Holdings Inc., (2)	9,882
	Total IT Services	96,344

	Machinery – 5.1%

527	Barnes Group Inc.	20,548

619	Briggs & Stratton Corporation	11,922

108	Greenbrier Companies Inc.	5,060

516	John Bean Technologies Corporation	19,396

812	Meritor Inc., (2)	10,653

300	Sun Hydraulics Corporation	11,433
	Total Machinery	79,012

28	Nuveen Investments

Shares	Description (1)	Value

	Media – 2.4%

214	Madison Square Garden Inc., (2)	$17,867

413	Starz, Class A, (2)	18,469
	Total Media	36,336

	Metals & Mining – 0.4%

597	Constellium N.V., Class A Shares, (2)	7,062

	Multiline Retail – 1.3%

388	Burlington Store Inc., (2)	19,866

	Oil, Gas & Consumable Fuels – 2.5%

197	Carrizo Oil & Gas, Inc., (2)	9,700

163	NuStar Group Holdings LLC	6,204

192	SemGroup Corporation, A Shares	15,260

79	Targa Resources Corporation	7,048
	Total Oil, Gas & Consumable Fuels	38,212

	Paper & Forest Products – 0.8%

222	Clearwater Paper Corporation, (2)	12,721

	Pharmaceuticals – 0.4%

41	Jazz Pharmaceuticals, Inc., (2)	7,219

	Real Estate Investment Trust – 6.2%

618	CubeSmart	14,313

617	Hudson Pacific Properties Inc.	17,504

707	iStar Financial Inc., (2)	9,417

492	LaSalle Hotel Properties	17,446

425	Northstar Realty Finance Corporation	6,757

199	PS Business Parks Inc.	14,358

251	Sun Communities Inc.	15,519
	Total Real Estate Investment Trust	95,314

	Semiconductors & Semiconductor Equipment – 4.8%

4,605	Axcelis Technologies Inc., (2)	13,631

771	Inphi Corporation, (2)	17,625

527	MA-COM Technology Solutions Holdings Incorporated, (2)	20,158

363	Mellanox Technologies, Limited, (2)	17,638

720	Xcerra Corporation, (2)	5,450
	Total Semiconductors & Semiconductor Equipment	74,502

	Software – 3.3%

196	Aspen Technology Inc., (2)	8,928

323	Manhattan Associates Inc., (2)	19,267

336	Parametric Technology Corporation, (2)	13,783

Nuveen Investments	29

Nuveen Symphony Small Cap Core Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Software (continued)

342	Take-Two Interactive Software, Inc., (2)	$9,429
	Total Software	51,407

	Specialty Retail – 3.2%

280	CST Brands Inc.	10,937

179	Group 1 Automotive Inc.	16,259

197	Lithia Motors Inc.	22,292
	Total Specialty Retail	49,488

	Thrifts & Mortgage Finance – 3.5%

528	Essent Group Limited, (2)	14,441

351	First Defiance Financial Corporation	13,173

963	Walker & Dunlop Inc., (2)	25,751
	Total Thrifts & Mortgage Finance	53,365

	Trading Companies & Distributors – 2.8%

1,224	Fly Leasing Limited, ADR	19,217

196	Watsco Inc.	24,253
	Total Trading Companies & Distributors	43,470
	Total Common Stocks (cost $1,327,759)	1,506,946

Shares	Description (1), (3)	Value

	EXCHANGE-TRADED FUNDS – 1.0%

128	First Trust NYSE Arca Biotechnology Index Fund	$15,875
	Total Exchange-Traded Funds (cost $13,878)	15,875
	Total Long-Term Investments (cost $1,341,637)	1,522,821
	Other Assets Less Liabilities – 1.4%	21,352
	Net Assets – 100%	$1,544,173

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

30	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,506,946	$—	$—	$1,506,946
Exchange-Traded Funds	15,875	—	—	15,875
Total	$1,522,821	$—	$—	$1,522,821

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $1,341,782.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$209,919
Depreciation	(28,880)
Net unrealized appreciation (depreciation) of investments	$181,039

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt

NYSE	New York Stock Exchange

Nuveen Investments	31

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 28, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 28, 2015